Label	Element	Value
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford Long Term Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Baillie Gifford Long Term Global Growth Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund typically invests primarily in issuers with a market capitalization of more than $4 billion at the time of purchase and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 30 and 60 growth stocks with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook.

Consistent with this investment outlook, the portfolio managers seek to identify companies with the potential to sustain financial growth over the long term. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund's investment risks and maximizing capital appreciation.

The Manager believes that a company selected for the Fund's portfolio is unlikely to be financially sustainable in the long run if the portfolio managers believe that its approach to business is fundamentally out of line with changing societal expectations. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with sustainable financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company's environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund's holdings. As a result, the portfolio managers generally seek to invest the Fund's assets in companies that they believe are "climate-fit" for the future, which are companies that take appropriate steps (in the view of and as determined by the portfolio managers) to (i) reduce their direct and indirect greenhouse gas emissions (i.e., pursue "net zero" carbon emission ambitions or targets), (ii) integrate the related challenges into business strategies (i.e., the company undertakes steps to understand and manage the related technological, market and environmental changes confronting its business), and/or (iii) provide robust disclosure on climate change and other significant environmental issues so that investors can better assess the related investment risks and opportunities to such company. However, the portfolio managers do not employ categorical restrictions or exclusions in assessing a company's climate-fitness. The portfolio managers expect that companies that they assess as climate-fit under the Fund's investment process will ultimately correlate with companies that themselves are aligned with a broader global transition toward net zero carbon emissions. In assessing progress against targets and goals for net zero alignment applicable to the Fund's overall portfolio, the portfolio managers focus primarily on the number of holdings they deem climate-fit and place lesser emphasis on the percentage of the Fund's assets those climate-fit holdings comprise.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions. When considering whether to sell a particular holding, the portfolio managers may give weight to their own ongoing considerations of the sustainability characteristics (including with respect to net zero) of the composition of the overall portfolio.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class 2 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 44.24% (Q2, 2020) Lowest Quarterly Return: -28.24% (Q2, 2022)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.24%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2023
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Investment Style Risk – Baillie Gifford Overseas Limited (the "Manager") actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Growth Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Long Term Investment Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio. See also "Selected Investment Techniques and Topics—Our Stewardship Approach."
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Non-Diversification Risk – The Fund is classified as a "non-diversified" fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. See also "Focused Investment Risk."
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Non USInvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Asia Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See "China Risk" for additional details regarding the risks of investing in that country. Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See "Emerging Markets Risk" for additional details regarding the risks of investing in such countries.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | China Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Conflicts Of Interest Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying a Fund's ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in a Fund's investment process.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | ESGRisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— ESG Risk – To the extent that the Fund's portfolio managers incorporate environmental, social and/or governance considerations ("ESG Factors") into the Fund's investment process as a part of the Fund's long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers' assessment of relative risks and opportunities. See also "Long-Term Investment Strategy Risk" and "Selected Investment Techniques and Topics— Our Stewardship Approach."
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Focused Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund's investments were less focused.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Government And Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and Fund's investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Information Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | IPORisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Large Capitalization Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Market Disruption And Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund's exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Service Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Settlement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Small And Medium Capitalization Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Valuation Risk – In certain circumstances, some of the Fund's portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.81%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.28%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.23%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[1]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883
Annual Return 2015	rr_AnnualReturn2015	13.99%
Annual Return 2016	rr_AnnualReturn2016	(3.80%)
Annual Return 2017	rr_AnnualReturn2017	54.07%
Annual Return 2018	rr_AnnualReturn2018	(1.42%)
Annual Return 2019	rr_AnnualReturn2019	33.49%
Annual Return 2020	rr_AnnualReturn2020	101.77%
Annual Return 2021	rr_AnnualReturn2021	2.50%
Annual Return 2022	rr_AnnualReturn2022	(46.04%)
Annual Return 2023	rr_AnnualReturn2023	36.60%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.33%
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 2 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.83%
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3, 4, and 5 were unfunded as of December 31, 2023. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 798
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.60%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.27%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.13%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[4]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3, 4, and 5 were unfunded as of December 31, 2023. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.60%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.27%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.13%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[5]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 3, 4, and 5 were unfunded as of December 31, 2023. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 701
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.60%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.27%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.13%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014	[6]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2014

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.
[3]	Classes 3, 4, and 5 were unfunded as of December 31, 2023. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
[4]	Performance for Class 3 shares, which were unfunded as of December 31, 2023, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[5]	Performance for Class 4 shares, which were unfunded as of December 31, 2023, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[6]	Performance for Class 5 shares, which were unfunded as of December 31, 2023, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.